WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Warrants [Abstract]
WARRANTS

Note 6 — Warrants

The following summarizes the warrant activity for the three months ended March 31, 2013:

	Number of Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Intrinsic value
Outstanding at December 31, 2012	342,000	$0.01
Grants	5,022,500	0.75
Outstanding at March 31, 2013	5,364,500	$0.70	1.6	$215,055
Exerciseable at March 31, 2013	5,364,500	$0.70	1.6	$215,055

The weighted-average grant date fair value for the three months ended March 31, 2013 equaled $1.53 per share

On January 30, 2013, the Company issued 4,000,000 warrants to Hartford Equity, Inc. in conjunction with the $2,000,000 Financing Agreement discussed within Note 5. The grant-date fair value of these warrants was $914,388, which was calculated based on a pro-rata allocation of the grant-date fair value of the stock and warrants related to the $2,000,000 Financing Agreement to the proceeds received of $2,000,000. The grant-date fair value of the warrants used in the pro-rata allocation was calculated using the Black-Scholes pricing model with the assumptions below.

During February and March 2013, the Company issued a total of 1,000,000 warrants to Newmarket Traders LTD as discussed within Note 5. The grant-date fair value of these warrants was $224,298; which was calculated based on a pro-rata allocation of the grant-date fair value of the stock and warrants related to the $500,000 Financing Agreement to the proceeds received of $500,000. The grant-date fair value of the warrants used in the pro-rata allocation was calculated using the Black-Scholes pricing model with the assumptions below.

During the three months ended March 31, 2013 the Company issued 3,000 and 19,500 warrants to a related party lender and third party lender, respectively. The issuances were related to outstanding notes payable agreements with warrant features stating that for every $10 outstanding at the end of each calendar month the Company will issue the lender one warrant to purchase one share of the Company’s common stock at no more than $0.01 per share with no vesting requirement and a term of five years. The grant-date fair value of these warrants was $21,956, which was recorded as a debt discount. During the three months ended March 31, 2013 $2,597 of this debt discount was accreted to interest expense. The grant-date fair value of the warrants, and thus the debt discount, was valued using the Black-Scholes pricing model with the assumptions below.

Black-Scholes Pricing Model Assumptions
Exercise price	$0.01 - $0.75
Stock price	$0.60 - $1.94
Volatility	153.81% - 196%
Risk-free interest rate	0.20% - 0.88%
Expected Term	1.5 - 5 years

NOTE 9 — WARRANTS

The following summarizes the warrant activity for the year ended December 31, 2012:

	Number of Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Intrinsic value
Outstanding at December 31, 2011	—	$—	—	$—
Grants	342,000	$0.01
Outstanding at December 31, 2012	342,000	0.01	4.6	$246,240
Exerciseable at December 31, 2012	342,000	$0.01	4.6	$246,240

Throughout 2012, the Company entered into several note payable agreements that included detachable warrants with no vesting requirements, as discussed in Note 8. The weighted-average grant-date fair value of warrants granted during the year ended December 31, 2012 was $423. The total fair value of warrants granted and vested during the year ended December 31, 2012 was $25,565; which was recorded as a debt discount by the Company. During the year ended December 31, 2012, $16,351 of the discount was accreted to interest expense. The grant-date fair value of the warrants, and thus the debt discount, was valued using the Black-Scholes pricing model with the following assumptions:

Exercise price	$0.01
Stock price	$0.00 - $0.72
Volatility	127.5% - 159.8%
Risk-free interest rate	0.26% - 0.34%
Expected Term	2.5 years